Goodwill	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL
A summary of goodwill follows:

	June 30, 2013	December 31, 2012
Electrical Products	$5,787	$5,874
Electrical Systems and Services	5,486	5,531
Hydraulics	1,383	1,404
Aerospace	1,038	1,045
Vehicle	355	357
Total goodwill	$14,049	$14,211

During the second quarter ended June 30, 2013, purchase price allocation adjustments related to the acquisition of Cooper resulted in retrospective adjustments to goodwill for Electrical Products and Electrical Systems and Services at December 31, 2012. See Note 2 for additional information related to purchase price allocation adjustments.
The decrease in total goodwill in 2013 was related to the impact of currency translation.